Income Tax Expense - Schedule of reconciliation between tax expense and the product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax expense [abstract]
Income tax at Colombian statutory rate	37.00%	40.00%	40.00%
Tax credit	0.00%	0.00%	(5.74%)
Productive fixed assets special deduction	(267.99%)	(44.91%)	(22.10%)
Permanent differences	(96.90%)	138.54%	(346.48%)
Non-deductible taxes	15.98%	3.06%	15.01%
Effect of tax exemptions and tax rates in foreign jurisdictions	253.27%	(118.26%)	71.56%
Non recognized deferred tax assets	402.02%	(141.93%)	248.77%
Losses of tax reversion	0.00%	184.69%	0.00%
Exchange rate differences	(304.23%)	(48.56%)	107.20%
Prior year expenses	(5.83%)	0.00%	0.00%
Changes in tax rates	61.33%	(2.24%)	(51.58%)
Other	0.00%	9.30%	(13.10%)
Effective tax rate	94.65%	19.69%	43.55%
Accounting profit after income tax	$ 1,143	$ 82,032	$ 44,186
Total, income tax expense	20,213	20,109	34,090
Profit before income tax	21,356	102,141	78,276
Income tax at Colombian statutory rate	7,902	40,856	31,311
Tax credit (1)			(4,493)
Productive fixed assets special deduction	(57,229)	(45,868)	(17,299)
Permanent differences (2)	(20,694)	141,508	(271,209)
Non-deductible taxes	3,413	3,124	11,749
Effect of tax exemptions and tax rates in foreign jurisdictions	54,086	(120,797)	56,014
Non recognized deferred tax assets	85,852	(144,965)	194,732
Losses of tax reversion		188,640
Exchange rate differences	(64,969)	(49,595)	83,916
Prior year expenses	(1,245)
Changes in tax rates	$ 13,097	(2,292)	(40,377)
Other		$ 9,498	$ (10,254)